Provision In Lieu Of Income Taxes (Narrative) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision In Lieu Of Income Taxes [Abstract]
Net liability in lieu of deferred income taxes	$ 1,923,000,000	$ 1,821,000,000
Accrued interest	0	0
Benefit (expense) from interest and penalties	$ 0	$ 0	$ 0